As filed with the Securities and Exchange Commission on March 7, 2007
                                     Investment Company Act File Number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2006

Item 1: Report to Stockholders


DELAFIELD
FUND
INCORPORATED
(GRAPHIC OMITTED)

















                               ANNUAL REPORT



                             (GRAPHIC OMMITTED)

















                                                         DECEMBER 31, 2006

DELAFIELD                                                      600 FIFTH AVENUE
FUND                                                         NEW YORK, NY 10020
INCORPORATED                                                       212.830.5220
(GRAPHIC OMITTED)                                                  800.221.3079


Dear Fellow Shareholders:

During the year ended December 31, 2006, the Fund's net asset value increased 20.38% versus an increase of 15.80% in the Standard & Poor's 500 and 18.37% in the Russell 2000, each on a total return basis.* At the beginning of the year our commitment to equities was roughly 86%, while at year-end our cash reserves amounted to about 23% and our total net assets were $532,107,902.

We are very pleased with this year's results since we certainly did not anticipate as positive an outcome when we wrote to you last January. We did note, however, that large pools of capital were being formed for the purpose of leverage buyouts. While we have written about several of our companies which were taken private: our largest holding, Thermo Electron Corporation, completed an attractive complimentary merger with Fisher Scientific International Inc. Several significant restructuring actions took place, including Ashland Inc., which paid a $10.20 per share dividend on October 25, 2006. Since the dividend was taxable, it did not reduce the cost basis of our holding but it was a true return to shareholders and was accompanied by a major share repurchase program.

Similarly to last year, as we write this letter, the economy continues to grow at a moderate pace: jobs are increasing, the unemployment rate is holding steady and energy prices are receding from their peaks. The Federal Reserve held interest rates steady during the latter part of the fall, and the inflation rate remained at the upper edge of the Federal Reserve Board's announced tolerance level. Despite the yield curve being slightly inverted, it seems likely that we will avoid a near term recession. The outcome will likely depend on the behavior of the consumer. On the plus side: consumer confidence has stayed at a reasonable level; the consumer's net worth has increased modestly buoyed by the rising stock market; and new jobs are being created at a moderate pace. Declining energy prices will provide a benefit which will help to offset the expected decline in the amount of mortgage equity withdrawal caused by a leveling out of housing values.

Still, there remain plenty of uncertainties which could rock the boat including the continuing war in Iraq and a less predictable political climate in Washington. Thus the stock market appears to us to be fairly valued in view of long-term interest rates and the economic outlook.

Given the state of the world, we remain cautious and expect to continue to hold above average reserves despite the fact that this will moderate our results in a rising market.

The Fund's performance over the past year reflects the Fund's strategy of investing in stocks which we believe to be undervalued or to represent special situations. Such investments tend to have performance which more closely parallels the underlying events of the individual companies and may show little correlation to the broad markets. In our opinion, the Fund's performance over the past year was not materially impacted by any particular holding (one investment, Thermo Fisher Scientific, was notable and contributed 2.02 points to the Fund's performance; its share price rose sharply in recognition of improved earnings and its accretive merger with Fisher Scientific. Also, our ProQuest Company position cost us 1.91 points due to fraudulent issues which impacted the stock; we have exited our position.) or sector but rather was reflective of the overall performance of the investments selected pursuant to the Fund's strategy.

It seems worth reiterating the strategy which we employ in attempting to protect your capital and to enhance its growth. This approach has resulted in above average returns for many years. We believe it is logical and we will continue to seek to provide attractive returns in the years ahead.

1. We search for companies that we believe are selling at prices, which seem modest in relationship to the company's intrinsic value.

2. We meet with managements, visit plants, talk to competition, consider the makeup of the Board of Directors and make a judgment as to whether we wish to be in business with the management. In other words, we try to understand the business of the companies in which we invest and the individuals who direct the company's future.

3. We search for companies wherein something may change which will alter that company's future for the better. These can be simple matters ranging from a change in the management or management's attitude toward how they run the business, to a change in control, to a change in business opportunity, or to a change in the dynamics of a company's cash flow and its use.
--------------------------------------------------------------------------------
*The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The current performance may be lower or higher than performance data quoted.

Please visit our website (www.delafieldfund.com) to obtain the most recent month-end performance data.

4. If we perform our analysis correctly, the value added we bring to you is an earlier and better understanding of the companies in our portfolio than that of other investors. Then, if the companies begin to improve, their earnings should increase and they should be valued at a higher price earnings multiple.

5. We have never worried about the profits that we did not make. We worry much more about what we might lose. We believe that stock selection is much more relevant to successful investing than total commitment to equities. In the volatile markets which have developed over the last 15 to 20 years, we have come to believe that the long-term investors' best hedge against volatility is to have cash with which to invest in companies when prices seem unduly depressed.

     Your portfolio is composed of such companies. We are holding relatively large reserves since we believe that many of our holdings are selling at fair prices and we are uncertain as to the strength of the economic recovery.

     With very best wishes.

     Sincerely,


     J. Dennis Delafield                                     Vincent Sellecchia
 /S/ J. Dennis Delafield                                 /S/ Vincent Sellecchia
     Chairman                                                President
     Tel.  212.830.5454                                      Tel.  212.830.5456

P.S. The net asset value per share of the Fund is  determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., Eastern
     Time) on each Fund Business Day (as fully described in the Fund prospectus). In addition to the Fund's published NASDAQ listing (symbol:
     DEFIX), you may check its net asset value by calling 800.221.3079 (or, 212.830.5220) to speak directly to a Fund representative during the normal business hours of 8:30 A.M. - 5:30 P.M., Eastern Time. During off business hours, you may use the same telephone numbers for a pre-recorded message. The 3-digit code number for the Delafield Fund is 819.

 Our Website address is: www.delafieldfund.com

TOTAL RETURN WITH INCOME*
--------------------------------------------------------------------------------

                                                                                                            Indices
                                                                                                            -------
                                                                        Delafield                S&P 500               Russell 2000
Cumulative                                                               Fund**                  Total+                   Total+
----------                                                               ------                  ------                   ------
One Year ended December 31, 2006                                          20.38                   15.80                    18.37
Inception, November 19, 1993 to December 31, 2006                        497.93                  289.04                   273.63
-----------------------------------------------------------------------------------------------------------------------------------
Annual Average
--------------
One year ended December 31, 2006                                          20.38%                  15.80%                   18.37%
Three years ended December 31, 2006                                       15.51                   10.43                    13.55
Five years ended December 31, 2006                                        14.86                    6.19                    11.38
Ten years ended December 31, 2006                                         13.21                    8.42                     9.43
Inception, November 19, 1993 to December 31, 2006                         14.60                   10.91                    10.57

TEN LARGEST HOLDINGS+                                                  FEES (a)
---------------------                                                 -------------------------------------------------------------
Company                                        % of Net Assets        Shareholder Fees
--------                                      -----------------       (fees paid directly from your investment)
Thermo Fisher Scientific Inc.                        4.26%            Maximum Sales Charge Imposed on Purchases               None
Kennametal Inc.                                      3.32             Maximum Deferred Sales Charge                           None
Albany International Corp.                           3.09             Maximum Sales Charge Imposed on
FMC Corporation                                      3.02             Reinvested Dividends                                    None
Ashland Inc.                                         2.93             Redemption Fee for Shares held 90 days or less          2.00%
Cytec Industries Inc.                                2.76
ElkCorp                                              2.70
Paxar Corporation                                    2.49             Annual Fund Operating Expenses (b)
International Rectifier Corp.                        2.46             (expenses that are deducted from Fund assets)           0.78%
(The) Stanley Works                                  2.36             Management Fee                                          0.25%
                                                                      Distribution and Service (12 b-1) Fees                  0.41%
                                                                      Other Expenses
                                                                      Administrative Fees                          0.21%
TOTAL                                               29.39%            Total Annual Fund Operating Expenses                    1.44%

ASSET MIX
-----------------------------------------------------------------------------------------------------------------------------------
                                                   12/31/06         9/30/06          6/30/06         3/31/06          12/31/05
Equities                                             77.40%          83.39%           92.15%          83.04%            86.03%
Corporate Bonds                                       0.00            0.00             0.00            0.00              0.00
Cash Equivalents                                     22.60           16.61             7.85           16.96             13.97
TOTAL                                               100.00%         100.00%          100.00%         100.00%           100.00%

-----------------------------------------------------------------------------------------------------------------------------------

*The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The current performance may be lower or higher than performance data quoted.

The Delafield Fund may invest in the stocks of smaller companies which carry special risks including, narrower markets, limited financial and management resources, less liquidity, and greater volatility than the stocks of larger companies. The Fund's investments, which are often value or special situations, are likely to not correlate with the overall market averages. Hence, there may be periods when the Fund's performance may lag these measures.

Kindly consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Please contact us to obtain a prospectus, which should be read carefully before investing.

Delafield Fund, Inc. is distributed by IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116.
** Delafield Fund, Inc. performance is stated after fees.
+    The S&P 500 Index is an  unmanaged  broad  market-weighted  average of U.S.
     blue-chip companies and the Russell 2000 Index is an unmanaged, market-weighted index, with dividends reinvested, of 2,000 small companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000 of those companies. You may not invest directly in the S&P 500 Index or the Russell 2000 Index and, unlike the Fund, they do not incur fees and expenses.
+ Holdings are expressed as a percentage of total investments and will vary over time. Because the Fund is actively managed there can be no assurances the Fund continues to invest in the securities referenced. Additionally, references to specific securities or industries should not be considered a recommendation for investors.
(a) Represents information from the most current prospectus, dated April 28, 2006.

(b) The Fund's distributor has voluntarily waived a portion of the 12b-1 Fees. After such waiver, the 12b-1 Fees were 0.14%. As a result, the actual Total Annual Fund Operating Expenses were 1.33%. This fee waiver agreement may be terminated at any time at the option of the Fund's distributor.

Delafield Fund, Inc.
Performance Comparison Chart
--------------------------------------------------------------------------------
The chart below represents the omitted graph.

         The value of a $10,000 investment in the Delafield Fund from
           January 1, 1997 to December 31, 2006, as compared to the
            Standard & Poor's 500 Index and the Russell 2000 Index.

01/01/96                10,000                   10,000                 10,000
06/30/97                11,020                   12,061                 11,357
12/31/97                12,237                   13,337                 11,966
06/30/98                12,840                   15,699                 12,352
12/31/98                11,926                   17,148                 10,593
06/30/99                13,032                   19,271                 12,272
12/31/99                14,461                   20,757                 11,482
06/30/00                14,900                   20,670                 11,319
12/31/00                14,024                   18,867                 13,088
06/30/01                14,985                   17,603                 16,187
13/31/01                14,372                   16,624                 17,301
06/30/02                13,696                   14,436                 18,003
12/31/02                11,428                   12,950                 16,012
06/30/03                13,472                   14,473                 18,542
12/31/03                16,829                   16,664                 22,440
06/30/04                17,967                   17,237                 24,426
12/31/04                19,912                   18,476                 27,117
06/30/05                19,663                   18,327                 26,740
12/31/05                20,820                   19,384                 28,743
06/30/06                22,529                   19,909                 30,798
12/31/06                24,642                   22,446                 34,599


-------------------------------------------------------------------------------

                          (Year Ended December 31,)

                                        Average Annual Total Return
                          -----------------------------------------------------
                                          As of December 31, 2006
                         ------------------------------------------------------
                         ------------------------------------------------------
                              One Year         Five Years          Ten Years
                         ------------------------------------------------------
                         ------------------------------------------------------
  Delafield Fund, Inc.         20.38%            14.86%              13.21%
                         ------------------------------------------------------
                         ------------------------------------------------------
  S&P 500 Total                15.80%             6.19%              8.42%
                         ------------------------------------------------------
                         ------------------------------------------------------
  Russell 2000 Total           18.37%            11.38%              9.43%
-------------------------------------------------------------------------------
     [GRAPHIC OMITTED][GRAPHIC OMITTED]

              Past performance is not predictive of future performance.

     Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Delafield Fund, Inc.

Expense Chart
For the Six Months Ended December 31, 2006
(Unaudited)
-------------------------------------------------------------------------------


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                      Beginning Account         Ending Account Value     Expenses Paid During the
                                                       Value 07/01/06                12/31/06                    Period*
                                                       --------------                --------                    -------
  Actual                                                   $1,000.00                $1,123.40                      $6.96

  Hypothetical (5% Return before
  expenses)                                                $1,000.00                $1,018.60                      $6.61


* Expenses are equal to the Fund's annualized expense ratios of 1.30%, multiplied by the average account value over the period (July 1, 2006 through December 31, 2006), multiplied by 184/365 (to reflect the six month period).

Delafield Fund, Inc.
Schedule of Investments
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Value
Common Stocks (77.40%)                                                                    Shares                 (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals (13.45%)

Ashland Inc.                                                                              225,000         $    15,565,500
Chemtura Corp.                                                                            600,000               5,778,000
Cytec Industries Inc.                                                                     260,000              14,692,600
Eastman Chemical Company                                                                   50,000               2,965,500
FMC Corporation                                                                           210,000              16,075,500
Hercules Incorporated*                                                                    575,000              11,103,250
Lydall, Inc.*                                                                             500,000               5,405,000
                                                                                                          ---------------
                                                                                                               71,585,350
                                                                                                          ---------------
Computer & Computer Services (2.78%)

Keane, Inc.*                                                                              325,000               3,870,750
Pitney Bowes Inc.                                                                         130,000               6,004,700
Solectron Corporation*                                                                  1,535,000               4,942,700
                                                                                                          ---------------
                                                                                                               14,818,150
                                                                                                          ---------------
Consumer Products & Services (8.40%)

ElkCorp                                                                                   350,000              14,381,500
Furniture Brands International, Inc.                                                      600,000               9,738,000
(The) Stanley Works                                                                       250,000              12,572,500
Trex Company, Inc.*                                                                       350,000               8,011,500
                                                                                                          ---------------
                                                                                                               44,703,500
                                                                                                          ---------------
Energy & Energy Services (5.44%)

Chesapeake Energy Corporation                                                             100,000               2,905,000
Forest Oil Corporation*                                                                    80,000               2,614,400
Mariner Energy, Inc.*                                                                     173,000               3,390,800
Murphy Oil Corporation                                                                     75,000               3,813,750
Newfield Exploration Company*                                                             125,000               5,743,750
Southern Union Company                                                                    375,000              10,481,250
                                                                                                          ---------------
                                                                                                               28,948,950
                                                                                                          ---------------
Industrial Products (7.46%)

Crane Co.                                                                                 150,000               5,496,000
Honeywell International Inc.                                                              125,000               5,655,000
Kennametal Inc.                                                                           300,000              17,655,000
Navistar International Corporation*                                                       325,000              10,864,750
                                                                                                          ---------------
                                                                                                               39,670,750
                                                                                                          ---------------
Instrumentation (8.56%)

LeCroy Corporation*                                                                       263,000               3,027,130
Paxar Corporation*                                                                        575,000              13,259,500
Thermo Fisher Scientific Inc.*                                                            500,000              22,645,000
Zebra Technologies Corporation*                                                           190,000               6,610,100
                                                                                                          ---------------
                                                                                                               45,541,730
                                                                                                          ---------------
Metal Fabrication (3.33%)

Commercial Metals Company                                                                 250,000               6,450,000
Novelis Inc.                                                                              150,000               4,177,500
Quanex Corporation                                                                        180,000               6,226,200
Worthington Industries, Inc.                                                               50,000                 886,000
                                                                                                          ---------------
                                                                                                               17,739,700
                                                                                                          ---------------


The accomapnying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Schedule of Investments (continued)
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Value
Common Stocks (Continued)                                                                Shares                (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate (1.48%)

Kimco Realty Corporation                                                                 175,000          $     7,866,250
                                                                                                          ---------------
Retail (4.56%)

AFC Enterprises, Inc.*                                                                   250,000                4,417,500
(The) Finish Line, Inc. Class A                                                          450,000                6,426,000
Foot Locker, Inc.                                                                        400,000                8,772,000
Rush Enterprises, Inc. Class A*                                                          275,000                4,653,000
                                                                                                          ---------------
                                                                                                               24,268,500
                                                                                                          ---------------
Technology (8.41%)

Checkpoint Systems, Inc.*                                                                475,000                9,595,000
Fairchild Semiconductor International, Inc.*                                             350,000                5,883,500
Imation Corp.                                                                            100,000                4,643,000
International Rectifier Corp.*                                                           340,000               13,100,200
Vishay Intertechnology Inc.*                                                             850,000               11,509,000
                                                                                                          ---------------
                                                                                                               44,730,700
                                                                                                          ---------------
Miscellaneous (13.53%)

Acuity Brands Inc.                                                                       180,000                9,367,200
Albany International Corp.                                                               500,000               16,455,000
Esterline Technologies Corporation*                                                      265,000               10,660,950
Global Logistics Acquisition Corporation*                                                410,000                3,403,000
Kinetic Concepts, Inc.*                                                                  145,000                5,734,750
Steris Corp.                                                                             175,000                4,404,750
Tyco International, Ltd.                                                                 375,000               11,400,000
YRC Worldwide, Inc.*                                                                     280,000               10,564,400
                                                                                                          ---------------
                                                                                                               71,990,050
                                                                                                          ---------------
Total Common Stocks (Cost $330,268,551)                                                                   $   411,863,630
                                                                                                          ---------------

Short-Term Investments (23.10%)                                                           Face                    Value
Repurchase Agreements (23.10%)                                                           Amount                 (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Securities Inc.,
purchased on 12/29/06, 4.60%,
due 01/03/07, repurchase proceeds $122,980,521
(Collateralized by $101,868,000, T-Bond, 8.125%, due 08/15/19,
T-Notes, 2.625% to 6.500%, due 05/15/08
to 02/15/10, value $125,360,699)                                                    $122,902,000               122,902,000
                                                                                                          ----------------
Total Short-Term Investments (Cost $122,902,000)                                                          $    122,902,000
                                                                                                          ----------------
Total Investments (100.50%) (Cost $453,170,551+)                                                               534,765,630
Liabilities in excess of cash and other assets (-0.50%)                                                        (2,657,728)
                                                                                                          ----------------
Net Assets (100.00%), 20,751,687 shares outstanding                                                       $    532,107,902
                                                                                                          ================
Net asset value, offering and redemption price per share**:                                                         $25.64
                                                                                                          ================

*   Non-income producing.

**  Redemption price may be reduced by a redemption fee (See Note 3).

+ Aggregate cost for federal income tax purposes is $453,292,583. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $85,569,366 and $4,096,319, respectively, resulting in net appreciation of $81,473,047.

The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Breakdown Of Portfolio Holdings
December 31, 2006

-------------------------------------------------------------------------------



          Industry                                          Value                            % Of Portfolio
         ----------                                        --------                         ---------------
Chemicals                                                 $71,585,350                             13.39%

Computer & Computer Services                               14,818,150                              2.77

Consumer Products & Services                               44,703,500                              8.36

Energy & Energy Services                                   28,948,950                              5.41


Industrial Products                                        39,670,750                              7.42

Instrumentation                                            45,541,730                              8.52

Metal Fabricating                                          17,739,700                              3.32

Real Estate                                                 7,866,250                              1.47

Retail                                                     24,268,500                              4.54

Technology                                                 44,730,700                              8.36

Miscellaneous                                              71,990,050                             13.46

Short Term Investments                                    122,902,000                             22.98

Total                                                    $534,765,630                            100.00%

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement of Assets and Liabilities
Year Ended December 31, 2006

-------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1) (Cost - $330,268,551).................................      $   411,863,630
   Repurchase agreements (Note 1) (Cost - $122,902,000).................................          122,902,000
   Receivable for securities sold.......................................................              485,935
   Receivable for fund shares sold......................................................            2,019,639
   Accrued dividend and interest receivable.............................................              278,913
   Prepaid expenses.....................................................................               35,364
   Other Assets.........................................................................               25,200
                                                                                              ---------------
         Total assets...................................................................          537,610,681
                                                                                              ---------------
LIABILITIES

   Payable to affiliates*...............................................................      $       503,819
   Due to custodian.....................................................................               31,093
   Payable for securities purchased.....................................................            4,038,449
   Payable for fund shares redeemed.....................................................              759,572
   Accrued expenses.....................................................................              169,846
                                                                                              ---------------
         Total liabilities..............................................................            5,502,779
                                                                                              ---------------
   Net assets...........................................................................      $   532,107,902
                                                                                              ---------------
SOURCE OF NET ASSETS

   Net capital paid in on shares of capital stock (Note 3)..............................      $   450,623,642
   Net unrealized appreciation (depreciation)...........................................           81,595,079
   Accumulated net investment income....................................................                  -0-
   Accumulated net realized losses......................................................            (110,819)
                                                                                              ---------------
   Net assets...........................................................................      $   532,107,902
                                                                                              ===============
   Net asset value, per share (Note 3):

   Net Assets, ($ 532,107,902 applicable to 20,751,687 shares outstanding)..............             $  25.64
                                                                                                     ========

* Includes fees payable to Reich & Tang Asset Management, LLC, IXIS Asset Management Distributors, L.P. and Reich & Tang Services, Inc.



The accompanyig notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Year Ended December 31, 2006

-------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
    Interest.......................................................................          $   3,612,652
    Dividends (Net of $4,943 foreign tax withheld).................................              5,740,742
                                                                                             -------------
       Total income................................................................              9,353,394
                                                                                             -------------
Expenses: (Note 2)
    Investment management fee......................................................              3,422,020
    Administration fee.............................................................                923,166
    Shareholder servicing fee......................................................              1,099,007
    Custodian expenses.............................................................                 26,445
    Shareholder servicing and related shareholder expenses.........................                343,911
    Legal, compliance and filing fees..............................................                134,878
    Audit and accounting...........................................................                177,126
    Directors' fees and expenses...................................................                 23,260
    Other..........................................................................                 30,963
                                                                                             -------------
       Total expenses..............................................................              6,180,776
       Less: Expenses paid indirectly..............................................                 (1,766)
                 Fees waived.......................................................               (366,643)
                                                                                             -------------
       Net expenses................................................................              5,812,367
                                                                                             -------------
Net investment income..............................................................              3,541,027
                                                                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................             49,720,226
Net change in unrealized appreciation (depreciation) of investments................             27,939,159
                                                                                             -------------
         Net gain (loss) on investments............................................             77,659,385
                                                                                             -------------
Increase (decrease) in net assets from operations..................................          $  81,200,412
                                                                                             =============


The accompanying notes are an integral part of these finanial statements.

Delafield Fund, Inc.
Statements Of Changes In Net Assets
Years ended December 31, 2006 and 2005

-------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS                                                   December 31, 2006        December 31, 2005
                                                                                   ------------------       ------------------

Operations:
    Net investment income (loss).......................................              $    3,541,027           $      402,428

    Net realized gain (loss) on investments............................                  49,720,226               43,380,950

    Net change in unrealized appreciation (depreciation)...............                  27,939,159             (21,417,323)
                                                                                     --------------            -------------

      Increase (decrease) in net assets from operations................                  81,200,412               22,366,055

Dividends and distributions to shareholders:

      Net investment income............................................                 (3,582,523)                (408,480)

      Net realized gain on investments.................................                (49,459,503)             (43,605,288)
                                                                                     --------------            -------------

Total dividends and distribution to shareholders.......................                (53,042,026)             (44,013,768)

Net increase (decrease) from:

       Capital share transactions (Note 3).............................                 131,482,481               49,509,527
                                                                                     --------------            -------------

        Total increase (decrease)......................................                 159,640,867               27,861,814

Net Assets:

    Beginning of year..................................................                 372,467,035              344,605,221
                                                                                     --------------           --------------
    End of year........................................................              $  532,107,902           $  372,467,035
                                                                                     ==============           ==============
    Undistributed net investment income................................              $          -0-           $          -0-
                                                                                     ==============           ==============


The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements

-------------------------------------------------------------------------------

1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last official close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and IXIS Asset Management Distributors, L.P. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from the Fund a fee equal to 0.25% per annum of the Fund's average daily net assets.

Delafield Fund, Inc.
Notes To Financial Statements (continued)

-------------------------------------------------------------------------------

2. Investment Management Fees and Other Transactions with Affiliates(Continued)

There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

For the period ended December 31, 2006, the Distributor voluntarily waived the following fees:

Shareholder servicing fee                     $366,643
The Distributor has no right to recoup prior waivers.

Brokerage commissions paid during the period ended December 31, 2006 to affiliates of the Fund were as follows:

Reich & Tang Distributors, Inc.             $  26,811

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $600 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Fund complex on whose audit committee he serves. Each member of the Audit Committee receives an aggregate payment of $750 per Audit Committee meeting allocated among the funds of the Reich & Tang Fund complex. Effective January 1, 2006 the Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Fund complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $219,703 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent").

Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fund. For the year ended December 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Fund.

For the year ended December 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses $ 1,766

3. Capital Stock

At December 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized.

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the years ended December 31, 2006 and 2005, redemption fees totaled $45,384 and $29,631, respectively.

Transactions in capital stock were as follows:

                                                        Year Ended                          Year Ended
                                                    December 31, 2006                    December 31, 2005
                                                ---------------------------          ---------------------------
                                                Shares            Amount             Shares            Amount
                                                ----------   --------------          --------     --------------
Sold......................................       6,311,708   $  164,719,791           4,097,795   $  102,756,560
Issued on reinvestment of dividends.......       1,866,024       48,106,101           1,730,840       41,055,524
Redeemed..................................      (3,189,887)     (81,343,411)         (3,735,226)     (94,302,557)
                                                -----------  --------------          -----------  --------------
Net increase (decrease)...................       4,987,845   $  131,482,481           2,093,409   $   49,509,527
                                                ===========  ==============          ===========  ==============

4. Investment Transactions



For the year ended December 31, 2006, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $285,190,193 and $264,612,082, respectively.

Delafield Fund, Inc.
Notes To Financial Statements (continued)
-------------------------------------------------------------------------------

5. Tax Information

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

                                                        2006                 2005
                                                 --------------        -------------
Ordinary Income...........................       $    8,759,658        $   4,830,608
Long-term capital gain....................           44,282,368           39,183,160
Return of Capital.........................                  -0-                  -0-
                                                 --------------        -------------
                                                 $   53,042,026        $  44,013,768
                                                 ==============        =============



The tax basis of distributable earnings at December 31, 2006, is comprised of unrealized appreciation of $81,473,047, which differs from book basis unrealized appreciation primarily due to losses on wash sales, which are deferred for tax purposes and return of capital distributions received from investments in REITs.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

6. Financial Highlights

                                                                                     Years Ended
                                                                                     December 31,
                                                              2006         2005         2004          2003         2002
                                                            -------      -------      -------      --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...................       $ 23.63      $ 25.21      $ 23.17       $ 18.23      $ 19.70
                                                            -------      -------      -------       -------      -------
Income from investment operations:
    Net investment income (loss).....................          0.19         0.03        (0.02)        (0.03)       (0.02)
Net realized and unrealized
    gains (losses) on investments....................          4.64         1.49         4.84          7.35        (1.46)
                                                            -------      -------      -------       -------      -------
Total from investment operations.....................          4.83         1.52         4.82          7.32        (1.48)
                                                            -------      -------      -------       -------      -------
Redemption fees received.............................          0.00(a)      0.00(a)      0.00(a)       0.00(a)      0.01
                                                            -------      -------      -------       -------      -------
Less distributions:
    Dividends from net investment income.............         (0.19)       (0.03)         --            --           --
    Distributions from net realized gains
        on investments...............................         (2.63)       (3.07)       (2.78)        (2.38)         --
                                                            -------      -------      -------      --------      -------
Total distributions..................................         (2.82)       (3.10)       (2.78)        (2.38)         --
                                                            -------      -------      -------      --------      -------
Net asset value, end of year.........................       $ 25.64      $ 23.63      $ 25.21      $  23.17      $ 18.23
                                                            -------      -------      -------      --------      -------
Total Return.........................................         20.38%        6.00%       20.85%        40.14%       (7.46%)
Ratios/Supplemental Data
Net assets, end of year (000's)......................       $ 532,108    $ 372,467    $ 344,605    $ 247,859     $ 144,281
Ratios to average net assets:
    Expenses, net of fees waived (b).................          1.32%        1.33%        1.32%         1.32%        1.20%
    Net investment income (loss).....................          0.82%        0.11%       (0.10%)       (0.32%)      (0.09%)
    Shareholder servicing fees waived................          0.08%        0.11%        0.14%         0.14%        0.00%
    Expenses paid indirectly.........................          0.00%        0.00%          --          0.00%        0.00%
    Portfolio turnover rate..........................            72%          71%          55%           78%          79%

(a) Represents less than $0.01
(b) Includes expenses paid indirectly, if applicable.




Delafield Fund, Inc.
Report of Independent Registered Public Accounting Firm

-------------------------------------------------------------------------------




To the Board of Directors and Shareholders of Delafield Fund, Inc.




In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delafield Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 21, 2007

Delafield Fund, Inc.
Additional Information
(Unaudited)

-------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
800.221.3079 and on the Commission's website at http://www.sec.gov.

QUALIFIED DIVIDEND

For the fiscal year ended December 31,2006 and 2005, 63% and 65%, respectively, of the ordinary income distribution will be treated as qualified dividends.

LONG-TERM CAPITAL GAIN DISTRIBUTION

For the fiscal year ended December 31, 2006, the fund designated $44,282,368 as long-term capital gain distribution for the purpose of the dividend paid deduction on its respective tax return.

Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)

-------------------------------------------------------------------------------



                                           Directors and Officers Information
                                                  December 31, 2006(1)

----------------------- ------------- --------------- --------------------------------- ------------------ --------------

Name, Address(2),      Position(s)      Term of         Principal Occupation(s)           Number of           Other
    and Age            Held with      Office and             During Past               Portfolios in      Directorships
                          Fund         Length of               5 Years                  Fund Complex         held by
                                     Time Served(3)                                      Overseen by        Director
                                                                                           Director
----------------------- ------------  ----------------- -------------------------------- ------------------ -------------
-------------------------------------------------------------------------------------------------------------------------
Disinterested Directors
-------------------------------------------------------------------------------------------------------------------------
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
Edward A. Kuczmarski,    Director       Since 2006    Certified Public Accountant and   Director/Trustee   Trustee of
Age 57                                                Partner of Hays & Company LLP     of twelve          the Empire
                                                      since 1980.                       Portfolios         Builder Tax
                                                                                                           Free Bond
                                                                                                           Fund.
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
Dr. W. Giles Mellon,    Director        Since 1993    Professor Emeritus of Business    Director/Trustee       None
Age 75                                                Administration in the Graduate    of eleven
                                                      School of Management, Rutgers     portfolios
                                                      University with which he has
                                                      been associated since 1966.
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
Robert Straniere, Esq., Director        Since 1993    Owner, Straniere Law Firm since   Director/Trustee     WPG Funds
Age 65                                                1980, NYS Assemblyman from 1981   of eleven              Group
                                                      to 2004 and counsel at Fisher,    portfolios
                                                      Fisher & Berger since 1995.
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
----------------------- ------------- --------------- --------------------------------- ------------------ --------------
Dr. Yung Wong,          Director        Since 1993    Managing Director of Abacus       Director/Trustee       None
Age 68                                                Associates, an investment firm,   of eleven
                                                      since 1996.                       portfolios
----------------------- ------------- --------------- --------------------------------- ------------------ --------------





Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)

-------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                         December 31, 2006(1)

---------------------- -------------- --------------- --------------------------------- ------------------ --------------

Name, Address(2),    Position(s)      Term of         Principal Occupation(s)           Number of           Other
    and Age          Held with       Office and             During Past               Portfolios in      Directorships
                       Fund          Length of                5 Years                 Fund Complex         held by
                                    Time Served(3)                                     Overseen by         Director
                                                                                         Director
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
J. Dennis Delafield,   Chairman and   Since 1993      Mr. Delafield is also a           No other           None
Age 70                 Director(4)                    portfolio Manager/Analyst for     portfolios
                                                      the Small Cap Equity Team
                                                      ("SCET") division of the
                                                      Manager and President of the
                                                      Delafield Asset Management
                                                      ("DAM") division of the Manager.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Steven W. Duff,        Principal      Since 1994      Manager and President of RTAM,           N/A              N/A
Age 53                 Executive                      LLC a registered Investment
                       Officer                        Adviser and President of the
                                                      Mutual Funds Division of RTAM
                                                      LLC.  Associated with RTAM, LLC
                                                      since 1994.  Mr. Duff is also
                                                      President and Director/Trustee
                                                      of nine funds in the Reich &
                                                      Tang Fund Complex, Director of
                                                      Pax World Money Market Fund,
                                                      Inc. and President and Chief
                                                      Executive Officer of Tax Exempt
                                                      Proceeds Fund, Inc.  Mr. Duff
                                                      also serves as a Director of
                                                      Reich & Tang Services, Inc. and
                                                      Reich & Tang Distributors, Inc.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Richard De Sanctis,    Vice             Since 2005    Executive Vice President and             N/A              N/A
Age 50                 President                      CFO of RTAM LLC.  Associated
                                                      with RTAM, LLC since 1990.
                                                      Mr. De Sanctis is Vice
                                                      President of ten other funds in
                                                      the Reich & Tang Fund Complex,
                                                      Vice President and Assistant
                                                      Secretary of Cortland Trust,
                                                      Inc. and serves as Executive
                                                      Vice President and Chief
                                                      Financial Officer of Reich &
                                                      Tang Services, Inc. and Reich &
                                                      Tang Distributors, Inc.  Prior
                                                      to December 2004, Mr. De
                                                      Sanctis was Treasurer and
                                                      Assistant Secretary of eleven
                                                      funds in the Reich & Tang Fund
                                                      Complex and Vice President,
                                                      Treasurer and Assistant
                                                      Secretary of Cortland Trust,
                                                      Inc.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Molly Flewharty,       Vice           Since 1995      Senior Vice President of RTAM,           N/A              N/A
Age 55                 President                      LLC. Associated with RTAM, LLC
                                                      since 1977.  Ms. Flewharty is
                                                      also Vice President of eleven
                                                      other funds in the Reich & Tang
                                                      Fund Complex.  Ms. Flewharty
                                                      also serves as Senior Vice
                                                      President of Reich & Tang
                                                      Distributors, Inc.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------

Delafield Fund
Additional Information (continued)
(Unaudited)

-------------------------------------------------------------------------------


                                                  Directors and Officers Information





                                                         December 31, 2006(1)

---------------------- -------------- --------------- --------------------------------- ------------------ --------------

  Name, Address(2),      Position(s)      Term of         Principal Occupation(s)           Number of           Other
       and Age            Held with      Office and             During Past               Portfolios in     Directorships
                            Fund         Length of                5 Years                 Fund Complex         held by
                                       Time Served(3)                                      Overseen by        Director
                                                                                            Director
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Rosanne Holtzer,       Chief            Since 2004    Senior Vice President,                   N/A              N/A
Age 42                 Compliance                     Compliance Officer and
                       Officer                        Assistant Secretary of RTAM,
                                                      LLC.  Associated with RTAM, LLC
                       Secretary                      since 1986.  Ms. Holtzer is
                                        Since 2001    also Chief Compliance Officer,
                                                      Secretary and Assistant
                       Assistant                      Treasurer of eleven other funds
                       Treasurer        Since 1998    in the Reich & Tang Fund
                                                      Complex.  Ms. Holtzer also
                                                      serves as Senior Vice
                                                      President, Assistant Secretary
                                                      and Compliance Officer of Reich
                                                      & Tang Distributors and Senior
                                                      Vice President, Assistant
                                                      Secretary and Chief Compliance
                                                      Officer of Reich & Tang
                                                      Services, Inc.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Cleo Kotis,            Chief            Since 2005    Vice President of RTAM, LLC              N/A              N/A
Age 31                 Operations                     Chief Operations Officer and
                       Officer                        Vice President of DAM.
                       Vice             Since 2001    Associated with RTAM, LLC since
                       President                      1993.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Michael Lydon,         Vice             Since 2005    Executive Vice President and             N/A              N/A
Age 43                 President                      Chief Operations Officer of
                                                      RTAM, LLC.  Associated with
                                                      RTAM, LLC since January 2005.
                                                      Mr. Lydon was Vice President at
                                                      Automatic Data Processing from
                                                      July 2000 to December 2004.
                                                      Prior to July 2000, Mr. Lydon
                                                      was Executive Vice President and
                                                      Chief Information Officer of
                                                      RTAM, LLC.
                                                      Mr. Lydon is also Vice President
                                                      of eleven other funds in the
                                                      Reich & Tang Fund Complex.  Mr.
                                                      Lydon also serves as Executive
                                                      Vice President and Chief
                                                      Operations Officer for Reich &
                                                      Tang Distributors, Inc. and
                                                      Reich & Tang Services, Inc.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------



Delafield Fund, Inc.
Additional Information (continued)
(Unaudited)

-------------------------------------------------------------------------------



                                        Directors and Officers Information




                                                         December 31, 2006(1)

---------------------- -------------- --------------- --------------------------------- ------------------ --------------

---------------------    Position(s)      Term of         Principal Occupation(s)           Number of           Other
  Name, Address(2),       Held with      Office and             During Past               Portfolios in     Directorships
       and Age              Fund         Length of                5 Years                 Fund Complex         held by
                                       Time Served(3)                                      Overseen by        Director
                                                                                            Director
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Anthony Pace,          Treasurer        Since 2004    Vice President of RTAM, LLC              N/A              N/A
Age 41                 and                            since September 2004.  Mr. Pace
                       Assistant                      was a Director of a Client
                       Secretary                      Service Group at GlobeOp
                                                      Financial Services, Inc. from
                                                      May 2002 to August 2004 and
                                                      Controller/Director of Mutual
                                                      Fund Administration for Smith
                                                      Barney Funds Management LLC and
                                                      Solomon Brothers Asset
                                                      Management Inc. from 1998 to May
                                                      2002.  Mr. Pace is also
                                                      Treasurer and Assistant
                                                      Secretary of eleven other funds
                                                      in the Reich & Tang Fund Complex.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
---------------------- -------------- --------------- --------------------------------- ------------------ --------------
Vincent Sellecchia,    President        Since 1993    Managing Director - STCT of              N/A              N/A
Age 54                                                RTAM, LLC.  Associated with
                                                      RTAM, LLC since 1991.
---------------------- -------------- --------------- --------------------------------- ------------------ --------------


     (1) The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 800.221.3079.

     (2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

     (3) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

     (4) J. Dennis Delafield is deemed an interested person of the Fund, due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment adviser.

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Delafield Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


DELAFIELD
FUND
(INCORPORATED)
(GRAPHIC OMITTED)

Delafield Fund is distributed by IXIS Asset Management Distributors, L.P. (member NASD, SIPC) 399 Boylston Street, MA 02116


















DF-AR 06

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is independent, as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services


                                    FYE 12/31/2006                     FYE 12/31/2005

4(a)     Audit Fees                 $28,000                               $23,400
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 5,000                               $ 4,620
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $5,000 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2006. $4,620 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by closed-end Management Investment Company and Affiliated Purchases

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holder

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.


 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, Principal Executive Officer

Date: March 7, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer

Date: March 7, 2007

* Print the name and title of each signing officer under his or her signature.